Government Grants and Subsidies (Details) ¥ in Thousands, K in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 MMK (K)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)
Government Grants and Subsidies [Line Items]
Percentage of rental payment					50.00%
Maximum subsidy per employee		K 9,000			$ 1
Employment subsidy			$ 0
Shenzhen [Member]
Government Grants and Subsidies [Line Items]
Employment subsidy			$ 0	¥ 1,000